9. Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	$ 19,271,119		$ 15,299,802	$ 12,873,266
Accumlated depreciation	(4,459,098)		(4,102,812)	(3,987,477)
Property, plant, and equipment, beginning	11,196,990		8,885,789
Additions	4,136,786		2,703,249
Disposals	(10,540)		(40,466)
Transfers	(80,909)	[1]	0
Depreciation for the period	(430,306)		(351,582)	(281,407)
Property, plant, and equipment, ending	14,812,021		11,196,990	8,885,789
Lands and buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	300,914		235,709	202,381
Accumlated depreciation	(72,168)		(69,097)	(56,376)
Property, plant, and equipment, beginning	166,612		146,005
Additions	0		0
Disposals	(162)		(3,035)
Transfers	80,785		37,564
Depreciation for the period	(18,489)		(13,922)
Property, plant, and equipment, ending	228,746		166,612	146,005
Substations
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	2,512,243		2,048,014	1,674,336
Accumlated depreciation	(674,135)		(617,062)	(576,740)
Property, plant, and equipment, beginning	1,430,952		1,097,596
Additions	0		0
Disposals	(2)		(15,037)
Transfers	464,231		396,416
Depreciation for the period	(57,073)		(48,023)
Property, plant, and equipment, ending	1,838,108		1,430,952	1,097,596
Voltage lines
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	7,080,373		6,024,954	4,809,485
Accumlated depreciation	(2,266,848)		(2,119,167)	(2,054,733)
Property, plant, and equipment, beginning	3,905,787		2,754,752
Additions	0		431
Disposals	(7,410)		(21,641)
Transfers	1,076,082		1,301,966
Depreciation for the period	(160,934)		(129,721)
Property, plant, and equipment, ending	4,813,525		3,905,787	2,754,752
Meters and Transformer chambers and platforms
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	2,866,259		2,523,084	2,232,104
Accumlated depreciation	(991,967)		(907,145)	(839,389)
Property, plant, and equipment, beginning	1,615,939		1,392,715
Additions	0		318
Disposals	(1,735)		(67)
Transfers	345,147		297,757
Depreciation for the period	(85,059)		(74,784)
Property, plant, and equipment, ending	1,874,292		1,615,939	1,392,715
Tools, Furniture, vehicles, equipment, communications and advances to suppliers
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	1,447,112		1,265,502	1,254,245
Accumlated depreciation	(453,980)		(390,341)	(460,239)
Property, plant, and equipment, beginning	875,161		794,006
Additions	376,419		134,619
Disposals	(1,231)		(686)
Transfers	(148,466)		32,354
Depreciation for the period	(108,751)		(85,132)
Property, plant, and equipment, ending	993,132		875,161	794,006
Construction in process
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	5,008,770		3,040,451	2,512,113
Accumlated depreciation	0		0	0
Property, plant, and equipment, beginning	3,040,451		2,512,113
Additions	3,731,034		2,551,494
Disposals	0		0
Transfers	(1,762,715)		(2,023,156)
Depreciation for the period	0		0
Property, plant, and equipment, ending	5,008,770		3,040,451	2,512,113
Supplies and spare parts
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	55,448		162,088	188,602
Accumlated depreciation	0		0	0
Property, plant, and equipment, beginning	162,088		188,602
Additions	29,333		16,387
Disposals	0		0
Transfers	(135,973)		(42,901)
Depreciation for the period	0		0
Property, plant, and equipment, ending	$ 55,448		$ 162,088	$ 188,602

[1]	As of December 31, 2017, an amount of $80.9 million has been transferred to current inventories.